Grants and other liabilities	12 Months Ended
Dec. 31, 2022
Grants and other liabilities [Abstract]
Grants and other liabilities
Note 16.- Grants and other liabilities

Grants and other liabilities as of December 31, 2022 and December 31, 2021 are as follows:

	Balance as of December 31,
	2022	2021
Grants	911,593	970,557
Other liabilities and provisions	340,920	293,187
Dismantling provision	140,595	124,593
Lease liabilities	63,076	59,219
Accruals on Spanish market prices differences	91,884	74,795
Other	45,365	34,580
Grant and other non-current liabilities	1,252,513	1,263,744

As of December 31, 2022, the amount recorded in Grants corresponds primarily to the ITC Grant awarded by the U.S. Department of the Treasury to Solana and Mojave for a total amount of $610 million ($642 million as of December 31, 2021), which was primarily used to fully repay the Solana and Mojave short-term tranche of the loan with the Federal Financing Bank. The amount recorded in Grants as a liability is progressively recorded as other income over the useful life of the asset.

The remaining balance of the “Grants” account corresponds to loans with interest rates below market rates for Solana and Mojave for a total amount of $299 million ($326 million as of December 31, 2021). Loans with the Federal Financing Bank guaranteed by the Department of Energy for these projects bear interest at a rate below market rates for these types of projects and terms. The difference between proceeds received from these loans and its fair value, is initially recorded as “Grants” in the consolidated statement of financial position, and subsequently recorded in “Other operating income” starting at the entry into operation of the plants.

Total amount of income for these two types of grants for Solana and Mojave is $58.5 million and $58.7 million for the years ended December 31, 2022 and 2021, respectively (Note 20).

The “Accruals on Spanish market prices differences” corresponds to the payables related to the current high market prices in Spain at which the solar assets in Spain invoiced electricity up to December 31, 2022, as a result of a negative adjustment to the regulated revenues for the deviation from the estimated market prices used by the Administration in Spain, which is expected to be compensated over the remaining regulatory life of the solar assets of the Company.

The maturity of Other liabilities and provisions as of December 31, 2022 and 2021 is as follows:

As of December 31, 2022	Total	2023	2024 and 2025	2026 and 2027	Subsequent years
Other liabilities and provisions	340,920	-	46,489	41,428	253,003
Total	340,920	-	46,489	41,428	253,003

As of December 31, 2021	Total	2022	2023 and 2024	2025 and 2026	Subsequent years
Other liabilities and provisions	293,187	-	51,490	33,656	208,041
Total	293,187	-	51,490	33,656	208,041